Related Parties Transactions (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		51 Months Ended	54 Months Ended	3 Months Ended			12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013	Mar. 29, 2014	Mar. 29, 2014 Salaries and benefits [Member]	Mar. 30, 2013 Salaries and benefits [Member]	Mar. 30, 2013 Officers and directors [Member]	Dec. 28, 2013 Officers and directors [Member]	Dec. 28, 2013 Officers and directors [Member]	Dec. 31, 2012 Officers and directors [Member]	Dec. 28, 2013 Officers and directors [Member] Salaries and benefits [Member]	Dec. 31, 2012 Officers and directors [Member] Salaries and benefits [Member]
Related Party Transaction, Amounts of Transaction									$ 419,271	$ 1,513,412	$ 217,040	$ 1,410,203	$ 1,455,282	$ 1,410,203
Share-based Compensation	$ 70,629	$ 555,273	$ 2,004,647	$ 2,397,819	$ 8,142,956	$ 8,213,585	$ 70,629	$ 477,334		$ 1,382,147		$ 1,681,761	$ 1,382,147	$ 1,681,761